Subsequent Events	12 Months Ended
Jul. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On October 10, 2017, we closed a tender offer to amend and exercise outstanding warrants to purchase shares of our Common Stock. Specially, we filed a Schedule TO with the Securities and Exchange Commission (the “SEC”) on August 25, 2017 offering to (i) reduce the exercise price of the warrants to purchase 4,104,980 shares of Common Stock issued to investors participating in our private placement financing completed on August 29, 2014, as amended (the “2014 Warrants”) from $0.75 per share to $0.60 per share of Common Stock in cash, (ii) reduce the exercise price of outstanding warrants to purchase 1,986,101 shares of Common Stock issued to investors participating in our private placement financing completed on November 23, 2015 (the “2015 Warrants”) from $0.45 per share to $0.40 per share of Common Stock in cash, (iii) reduce the exercise price of the outstanding warrants to purchase 1,572,941 shares of Common Stock issued to investors participating in our private placement financing completed on January 23, 2017 (the “2017 Warrants”, together with the 2014 Warrants and 2015 Warrants, the “Original Warrants”) from $1.25 per share to $0.85 per share of Common Stock in cash, (iv) shorten the exercise period of the Original Warrants so that they expired concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on September 25, 2017 (“Expiration Date”) unless extended until the Subsequent Expiration Date (as defined below), (v) delete the cashless exercise provisions in the Original Warrants and (vi) delete the price-based anti-dilution provisions contained in the 2015 Warrants.

Additionally, we requested the holders of a majority of the shares issuable upon exercise of the 2014 Warrants (the “2014 Requisite Majority”), 2015 Warrants (the “2015 Requisite Majority”) and 2017 Warrants (the “2017 Requisite Majority”) to approve an amendment of all of the outstanding 2014 Warrants, 2015 Warrants and 2017 Warrants, respectively, to amend such Original Warrants in the same manner as set forth above (the “Aggregate Warrant Amendment”), except the Expiration Date would be extended until October 10, 2017 (the “Subsequent Expiration Date”) if such Aggregate Warrant Amendment was approved with respect to such class of Original Warrants. The 2015 Requisite Majority approved an amendment of all of the outstanding 2015 Warrants and holders of 2015 Warrants had until the Subsequent Expiration Date to exercise their 2015 Warrants (the “Subsequent Offer Period”).

The Offer to Amend and Exercise with respect to the 2014 Warrants and 2017 Warrants expired on the Expiration Date of September 25, 2017. As of September 25, 2017, 1,491,649 shares of Common Stock were issued upon exercise of 2014 Warrants, 1,599,135 shares of Common Stock were issued upon exercise of 2015 Warrants and 1,396,470 shares of Common Stock were issued upon exercise of 2017 Warrants, for aggregate gross proceeds to us of approximately $2.72 million. During the Subsequent Offer Period, 2015 Warrants to purchase 268,909 shares of Common Stock were exercised for aggregate gross proceeds to us of approximately $107,000. 2014 Warrants to purchase 2,533,331 shares of Common Stock and 2017 Warrants to purchase 176,471 shares of Common Stock at exercise prices of $0.75 per share and $1.25 per share, respectively, continue to remain outstanding. 2015 Warrants that were not exercised by the Subsequent Expiration Date expired unexercised on such date.

Original Warrants (including 2015 Warrants exercised during the Subsequent Offer Period) to purchase an aggregate of 4,756,163 shares of Common Stock were tendered and exercised in the Offer to Amend and Exercise for aggregate gross proceeds to us of approximately $2.83 million. Garden State Securities Inc. assisted the Company as warrant solicitation agents with respect to the 2017 Warrants.

Additionally, we previously recorded a warrant liability on our financial statements with respect to the 2015 Warrants due to certain anti-dilution provisions contained in such warrants. Upon the exercise and expiration of the 2015 Warrants, the warrant liability existing on the Company’s consolidated financial statements has been terminated.